Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Reconciliation of the Income Tax Provision

The reconciliation of the income tax provision (recovery) calculated using the combined Canadian federal and provincial statutory income tax rate with the income tax provision (recovery) in the consolidated financial statements is as follows:

		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023 $	2022 $	2021 $
Loss before income taxes	(51,424,409)	(73,418,745)	(48,856,993)
Income taxes at the Canadian statutory tax rate of 26.50% (26.50% in 2022 and 26,50% in 2021)	(13,760,987)	(19,455,967)	(12,947,103)
Tax effect from:
Effect of differences in tax rates in other jurisdictions	903,064	659,121	497,913
Non-deductible items	574,922	8,131,886	1,980,532
Tax losses and deductible temporary differences for which no deferred income tax assets is recognized	11,436,187	10,696,915	10,643,020
Adjustment in respect of prior years	846,814	(31,954)	(172,895)
Other	—	—	(1,467)
Income tax expense (recovery)	—	—	—

Schedule of Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities on temporary differences and unused tax losses are as follows:

	Balance as at October 1, 2022 (as restated) $	Credited (charged) to the statement of loss $	Credited (charged) to the shareholders’ equity $	Balance as at September 30, 2023 $
Financing fees	1,970,593	154,336	—	2,124,929
Provision and accruals	519,550	(453)	—	519,097
Research and development cost	4,700,695	660,343	—	5,361,039
Losses carried forward	43,648,546	12,030,648	—	55,679,194
Convertible loan	—	12,175	—	12,175
Lease liabilities	1,520,988	(596,044)	—	924,944
Government grant liability	140,547	11,527	—	152,074
Deferred income grants	120,573	—	—	120,573
Other debt discount	420,004	(420,004)	—	—
Total deferred tax assets	53,041,496	11,852,529	—	64,894,025

Property and equipment	(326,154)	273,159	—	(52,996)
Intangible assets	(5,036,692)	828,977	—	(4,207,715)
Right-of-use assets	(1,347,385)	602,045	—	(745,340)
Debt discount-Grant/warrants	(2,309,719)	(686,102)	—	(2,995,821)
Grant receivable	(38,156)	14,967	—	(23,189)
Conversion option liability	—	5,592	—	5,592
Total deferred tax liabilities	(9,058,106)	1,038,637	—	(8,019,469)
Net deferred tax assets (liabilities)	43,983,390	12,891,166	—	56,874,556
Unrecognized net deferred tax assets	(43,983,390)	(12,891,166)	—	(56,874,556)
Recognized net deferred tax (liabilities)	—	—	—	—
	Balance as at October 1, 2021 (as restated) $	Credited (charged) to the statement of loss (as restated) $	Credited (charged) to the shareholders’ equity $	Balance as at September 30, 2022 (as restated) $
Financing fees	358,581	(154,408)	1,766,420	1,970,593
Provision and accruals	381,341	138,209	—	519,550
Research and development cost	5,361,422	(660,727)	—	4,700,695
Losses carried forward	31,951,781	11,696,765	—	43,648,546
Convertible loan	7,152,109	(7,152,109)	—	—
Lease liabilities	1,128,610	392,378	—	1,520,988
Government grant liability	96,044	44,503	—	140,547
Deferred income grants	120,573	—	—	120,573
Other debt discount	514,938	(94,934)	—	420,004
Total deferred tax assets	47,065,399	4,209,677	1,766,420	53,041,496

Property and equipment	(251,862)	(74,292)	—	(326,154)
Intangible assets	(11,535,305)	6,498,613	—	(5,036,692)
Right-of-use assets	(1,041,824)	(305,561)	—	(1,347,385)
Debt discount-Grant/warrants	(2,716,353)	406,634	—	(2,309,719)
Grant receivable	—	(38,156)	—	(38,156)
Total deferred tax liabilities	(15,545,344)	6,487,238	—	(9,058,106)
Net deferred tax assets (liabilities)	31,520,055	10,696,915	1,766,420	43,983,390
Unrecognized net deferred tax assets	(31,520,055)	(10,696,915)	(1,766,420)	(43,983,390)
Recognized net deferred tax (liabilities)	—	—	—	—

	Balance as at October 1, 2020 (As restated) $	Credited (charged) in the statement of loss (As restated) $	Balance as at September 30, 2021 (As restated) $
Financing fees	396,398	(37,817)	358,581
Provision and accruals	56,011	325,330	381,341
Research and development cost	3,165,108	2,196,314	5,361,422
Losses carried forward	22,783,934	9,167,847	31,951,781
Convertible loan	1,950,507	5,201,602	7,152,109
Lease liabilities	1,224,274	(95,664)	1,128,610
Government grant liability	48,926	47,118	96,044
Deferred income grants	9,950	110,623	120,573
Other debt discount	501,215	13,723	514,938
Total deferred tax assets	30,136,323	16,929,076	47,065,399

Property and equipment	(110,294)	(141,568)	(251,862)
Intangible assets	(5,573,931)	(5,961,374)	(11,535,305)
Right-of-use assets	(1,167,707)	125,883	(1,041,824)
Debt discount-Grant/warrants	(1,552,468)	(1,163,885)	(2,716,353)
Grant receivable	(854,888)	854,888	—
Total deferred tax liabilities	(9,259,288)	(6,286,056)	(15,545,344)
Net deferred tax assets (liabilities)	20,877,035	10,643,020	31,520,055
Unrecognized net deferred tax assets	(20,877,035)	(10,643,020)	(31,520,055)
Recognized net deferred tax (liabilities)	—	—	—

Schedule of Expiry of Operating Losses

As at September 30, 2023, the year of expiry of operating losses in the consolidated statement of financial position are as follows, presented by tax jurisdiction:

Canada
Year of expiry	Federal $	Quebec $	USA $	Israel $
2026	18,516	—	—	—
2027	175,149	160,253	—	—
2028	896,504	872,674	—	—
2029	2,101,838	2,077,374	—	—
2030	1,365,399	1,311,824	—	—
2031	2,303,130	2,280,459	—	—
2032	1,375,780	1,306,718	—	—
2033	3,482,936	3,482,936	—	—
2034	3,266,503	3,275,941	—	—
2035	3,408,474	3,444,648	—	—
2036	885,475	885,963	—	—
2037	—	—	—	—
2038	15,542,450	15,638,499	—	—
2039	22,974,686	22,727,051	—	—
2040	28,727,803	28,444,120	—	—
2041	33,860,655	33,548,568	—	—
2042	29,975,342	29,600,226	—	—
2043	39,538,267	39,718,809	—	—
Indefinite	—	—	657,789	33,393,753
	189,898,907	188,776,063	657,789	33,393,753

Schedule of R&D Tax Credits Accumulated

As at September 30, 2023, the R&D tax credits accumulated, for which no tax credits receivable were recognized, that will be deductible against income taxes payable in the consolidated statement of financial position as well as their respective year of expiry, are as follows:

Years of investment tax credits	Federal $	Year of expiry
2008	1,232	2025
2009	1,562	2026
2009	1,257	2027
2010	18,655	2028
2011	9,843	2029
2012	7,069	2030
2016	9,718	2034
2017	—	2032
2017	51,182	2036
2017	25,029	2037
2018	480,243	2038
2019	1,134,507	2039
2020	1,389,834	2040
2021	1,243,043	2041
2022	1,359,218	2042
2023	449,056	2043
	6,181,448